Commitments and Contingencies - Operating leases, purchase, and capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating lease commitments
Rental expense of operating lease	$ 17,000	$ 17,900	$ 13,700
Operating leases commitments
Total future lease payments	26,681
More than Five Years	0
Office premises
Operating leases commitments
Total future lease payments	26,681
Less than One Year	13,101
One to Three Years	13,492
Three to Five Years	88
More than Five Years	0
Capital commitments
Purchase commitments
Total	5,587
Less than One Year	5,025
One to Three Years	562
Three to Five Years	0
More than Five Years	0
Purchase commitments
Purchase commitments
Total	626,477
Less than One Year	591,330
One to Three Years	35,084
Three to Five Years	63
More than Five Years	$ 0